Expense Example - LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	70	232	407	914	106	342	596	1,324